Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of the Provision for Income Taxes
The components of the provision for federal, state and local income taxes were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Current tax expense (benefit)
Federal	$(43)	$(78)	$(67)
State and local	1	(3)	2
Total current tax expense (benefit)	(42)	(81)	(65)
Deferred tax expense (benefit)
Federal	1,382	675	(703)
State and local	56	22	(73)
Total deferred tax expense (benefit)	1,438	697	(776)
Total income taxes	$1,396	$616	$(841)

Effective Income Tax Rate Reconciliation
The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to the Company by the statutory federal income tax rate of 21% as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Income taxes at statutory rate	$1,514	$811	$(503)
State income taxes (1)	45	15	(56)
Dividends received deduction	(142)	(146)	(158)
U.S. federal tax reform impact (2)	—	—	(16)
Foreign and other tax credits (3)	(24)	(46)	(61)
Prior year deferred tax benefit	—	—	(53)
Other (4)	3	(18)	6
Income tax (benefit) expense	$1,396	$616	$(841)
Effective tax rate	19.4%	15.9%	35.1%

(1) For the year ended December 31, 2020, includes a benefit of $33 million relating to prior periods.
(2) For the year ended December 31, 2020, the benefit is the result of the CARES Act.
(3) For the years ended December 31, 2022, 2021 and 2020, this primarily represents the benefit from foreign tax credits generated by the fund investments of the variable life and annuity contracts.
(4) Aggregation of insignificant reconciling items that are less than 5% of the computed income tax expense (benefit).
Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2022	2021
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,838	$2,695
Employee benefits	135	151
Derivative investments	789	1,129
Net unrealized losses	1,294	—
Net operating loss carryforward	547	284
Credit carryforward	—	—
Other	73	11
Total gross deferred tax asset	4,676	4,270
Valuation allowance	(900)	—
Gross deferred tax asset, net of valuation allowance	$3,776	$4,270
Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	$(2,643)	$(2,870)
Other investment items	(789)	(22)
Net unrealized gains	—	(451)
Other	(29)	(18)
Total gross deferred tax liability	(3,461)	(3,361)
Net deferred tax asset	$315	$909

Operating Loss Carryforwards

	December 31,
	2022	2021
Federal net operating and capital loss carryforwards (1)	$2,377	$1,178
Section 382 net operating loss from previous acquisition (2)	137	137
State net operating and capital loss carryforwards (3)	347	158
Foreign Tax Credit (4)	44	—
Alternative Minimum Credit (5)	6	6
Total	$2,911	$1,479

(1) Unlimited carryforward
(2) Begins to expire in 2026 with annual limitation of approximately $21 million.
(3) For the year ended December 31, 2022, includes $124 million with expiration of 0-20 years, and with $223 million unlimited carryforward.
(4) 10 year carryforward.
(5) Subject to Section 383 limitations.

Tax Credit Carryforwards

	December 31,
	2022	2021
Federal net operating and capital loss carryforwards (1)	$2,377	$1,178
Section 382 net operating loss from previous acquisition (2)	137	137
State net operating and capital loss carryforwards (3)	347	158
Foreign Tax Credit (4)	44	—
Alternative Minimum Credit (5)	6	6
Total	$2,911	$1,479

(1) Unlimited carryforward
(2) Begins to expire in 2026 with annual limitation of approximately $21 million.
(3) For the year ended December 31, 2022, includes $124 million with expiration of 0-20 years, and with $223 million unlimited carryforward.
(4) 10 year carryforward.
(5) Subject to Section 383 limitations.